Taxation - Deferred tax rollforward (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	SFr (196,582)	SFr (327,637)
Recognized in Profit or Loss	17,773	131,055
Recognized in Equity	0	0
Closing Balance	(178,809)	(196,582)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(327,637)	(327,637)
Recognized in Profit or Loss	(21,415)	0
Recognized in Equity	0	0
Closing Balance	(349,052)	(327,637)
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(76,390)	0
Recognized in Profit or Loss		(76,390)
Recognized in Equity		0
Closing Balance		(76,390)
Hercules Loan Facility
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(76,390)
Recognized in Profit or Loss	28,913
Recognized in Equity	0
Closing Balance	(47,477)	(76,390)
Net operating loss (NOL)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	207,445	0
Recognized in Profit or Loss	10,275	207,445
Recognized in Equity	0	0
Closing Balance	SFr 217,720	SFr 207,445